SHAREHOLDERS’ EQUITY	12 Months Ended
Apr. 30, 2026
Equity [Abstract]
SHAREHOLDERS’ EQUITY

16.	SHAREHOLDERS’ EQUITY

The Company was established under the laws of the British Virgin Islands on March 30, 2023. On July 16, 2025, the Company redesignated its existing issued shares as Class A Ordinary Shares and created Class B Ordinary Shares. The Company is authorized to issue 4,950,000,000 Class A Ordinary Shares and 50,000,000 Class B Ordinary Shares, each with a par value of US$0.00001 per share.

The Company issued 9,002,000 Class A Ordinary Shares and 10,998,000 Class B Ordinary Shares. Each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 20 votes. The recapitalization has been reflected retrospectively for all periods presented.